Provisions - Schedule of changes in provisions (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	£ 3,049	£ 3,109
Exchange adjustments	(57)	(53)
Additions	302	316
Unused amounts reversed	(129)	(150)
Adjustment for change in discount rate	(90)	(75)
Unwinding of discount	116	123
Utilised	(252)	(203)
Reclassification to held for sale (note 10)		(18)
Reclassifications to other payables (note 24)	(178)
Other provisions, ending balance	2,761	3,049	£ 3,109
Environmental
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	2,172	2,418
Exchange adjustments	(49)	(47)
Additions	59	60
Unused amounts reversed	(53)	(126)
Adjustment for change in discount rate	(2)	(82)
Unwinding of discount	101	105
Utilised	(135)	(139)
Reclassification to held for sale (note 10)		(17)
Reclassifications to other payables (note 24)	0
Other provisions, ending balance	2,093	£ 2,172	£ 2,418
Real discount rate (in percent)		2.00%	1.50%
Environmental | US
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	2,065
Adjustment for change in discount rate		£ (82)
Other provisions, ending balance	£ 2,011	£ 2,065
Real discount rate (in percent)	2.00%	2.00%
Decommissioning
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	£ 399	£ 353
Exchange adjustments	(4)	(5)
Additions	43	45
Unused amounts reversed	(50)	(8)
Adjustment for change in discount rate	(88)	7
Unwinding of discount	12	13
Utilised	(4)	(6)
Reclassification to held for sale (note 10)		0
Reclassifications to other payables (note 24)	0
Other provisions, ending balance	308	399	£ 353
Other
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	478	338
Exchange adjustments	(4)	(1)
Additions	200	211
Unused amounts reversed	(26)	(16)
Adjustment for change in discount rate	0	0
Unwinding of discount	3	5
Utilised	(113)	(58)
Reclassification to held for sale (note 10)		(1)
Reclassifications to other payables (note 24)	(178)
Other provisions, ending balance	£ 360	£ 478	£ 338